Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT1-0423
1.9904874.100
Common Stocks - 97.6%
	Shares	Value ($)
Australia - 0.7%
Bapcor Ltd.	5,557	25,131
Austria - 1.8%
Verbund AG	499	42,341
Wienerberger AG	641	19,164
TOTAL AUSTRIA		61,505
Bailiwick of Jersey - 0.3%
Ferguson PLC	82	11,484
Belgium - 1.6%
KBC Group NV	194	14,312
UCB SA	484	39,663
TOTAL BELGIUM		53,975
Canada - 1.8%
Nutrien Ltd.	438	36,257
The Toronto-Dominion Bank	376	26,015
TOTAL CANADA		62,272
Denmark - 3.1%
Novo Nordisk A/S Series B	503	69,610
ORSTED A/S (a)	392	34,908
TOTAL DENMARK		104,518
Finland - 1.5%
Neste OYJ	1,038	49,460
France - 11.6%
Air Liquide SA	284	45,220
AXA SA	1,956	61,025
BNP Paribas SA	758	52,061
Capgemini SA	203	38,378
Edenred SA	285	15,489
L'Oreal SA	51	21,059
LVMH Moet Hennessy Louis Vuitton SE	109	95,154
Pernod Ricard SA	256	52,851
Worldline SA (a)(b)	279	12,657
TOTAL FRANCE		393,894
Germany - 10.6%
Brenntag SE	179	13,362
Deutsche Borse AG	247	44,199
Deutsche Post AG	1,003	43,186
Linde PLC	164	53,960
Merck KGaA	361	75,351
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	101	36,345
SAP SE	134	15,884
Siemens AG	510	79,665
TOTAL GERMANY		361,952
Hong Kong - 4.6%
AIA Group Ltd.	8,739	98,818
Chervon Holdings Ltd.	3,324	16,689
Hang Seng Bank Ltd.	2,535	42,216
TOTAL HONG KONG		157,723
India - 2.0%
HDFC Bank Ltd. sponsored ADR	1,024	68,977
Ireland - 2.0%
CRH PLC	824	38,464
Dalata Hotel Group PLC (b)	7,086	29,851
TOTAL IRELAND		68,315
Italy - 0.6%
Carel Industries SpA (a)	805	19,866
Japan - 16.6%
FUJIFILM Holdings Corp.	1,013	53,609
Fujitsu Ltd.	195	27,764
Hitachi Ltd.	1,310	68,700
Hoya Corp.	592	65,103
Itochu Corp.	1,873	60,539
Nomura Research Institute Ltd.	890	21,367
ORIX Corp.	6,230	109,542
Persol Holdings Co. Ltd.	1,196	26,223
Sony Group Corp.	1,334	119,195
TIS, Inc.	533	15,369
TOTAL JAPAN		567,411
Kenya - 0.4%
Safaricom Ltd.	64,919	12,202
Netherlands - 6.4%
ASML Holding NV (Netherlands)	132	87,337
BE Semiconductor Industries NV	194	13,768
Heineken NV (Bearer)	347	34,679
ING Groep NV (Certificaten Van Aandelen)	2,479	35,897
Koninklijke KPN NV	13,377	45,734
TOTAL NETHERLANDS		217,415
New Zealand - 1.2%
Contact Energy Ltd.	1,597	8,032
EBOS Group Ltd.	1,126	31,389
TOTAL NEW ZEALAND		39,421
Norway - 1.5%
DNB Bank ASA	2,340	43,757
Schibsted ASA (A Shares)	345	7,500
TOTAL NORWAY		51,257
Singapore - 0.8%
United Overseas Bank Ltd.	1,245	28,300
Spain - 3.0%
Amadeus IT Holding SA Class A (b)	493	31,061
CaixaBank SA	2,574	11,421
EDP Renovaveis SA	955	20,707
Iberdrola SA	3,243	38,046
TOTAL SPAIN		101,235
Sweden - 3.9%
Boliden AB	1,499	67,012
Instalco AB	1,692	6,525
Investor AB (B Shares)	914	17,686
Lagercrantz Group AB (B Shares)	748	7,825
Nibe Industrier AB (B Shares)	3,264	35,066
TOTAL SWEDEN		134,114
Switzerland - 5.6%
Nestle SA (Reg. S)	857	104,562
Roche Holding AG (participation certificate)	237	73,984
SGS SA (Reg.)	5	12,152
TOTAL SWITZERLAND		190,698
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,997	70,473
United Kingdom - 13.9%
AstraZeneca PLC (United Kingdom)	935	122,498
Barratt Developments PLC	1,855	10,515
Beazley PLC	2,883	23,636
Big Yellow Group PLC	726	10,821
Bunzl PLC	485	17,759
Compass Group PLC	2,804	66,982
Diageo PLC	1,247	54,526
Endava PLC ADR (b)	99	8,699
Grainger Trust PLC	4,220	13,506
Impax Asset Management Group PLC	766	7,328
National Grid PLC	1,306	16,603
Prudential PLC	2,123	35,274
Reckitt Benckiser Group PLC	815	58,078
Renewi PLC (b)	1,184	9,561
Smart Metering Systems PLC	1,747	18,738
TOTAL UNITED KINGDOM		474,524
TOTAL COMMON STOCKS (Cost $3,167,964)		3,326,122

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c) (Cost $96,838)	96,818	96,838

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,264,802)	3,422,960
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(14,502)
NET ASSETS - 100.0%	3,408,458

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,431 or 2.0% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	102,083	678,395	683,640	1,135	-	-	96,838	0.0%
Total	102,083	678,395	683,640	1,135	-	-	96,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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